Taxes - Income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about income tax [Line Items]
Current income tax	$ 2,861,606	$ 7,117,040	$ 7,539,093
Deferred income tax related to Guajira Association contract	(791,824)	(2,365,108)	783,136
Adjustments to prior years' current and deferred tax	(31,121)	(33,519)	(63,744)
Income tax expenses	2,038,661	4,718,413	$ 8,258,485
Variation in bases for determination of current income taxes	4,776,521	$ 19,723,568
Chevron
Disclosure of detailed information about income tax [Line Items]
Deferred income tax related to Guajira Association contract	$ 383,346